PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Short-Term Investments 99.4%
Affiliated Mutual Fund 14.3%
PGIM Core Ultra Short Bond Fund (cost $6,697,650)(bb)(w)	6,697,650	$6,697,650

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 85.1%
U.S. Treasury Bills	0.104%	03/25/21	4,500	4,498,364
U.S. Treasury Bills	0.120	09/09/21	22,500	22,477,827
U.S. Treasury Bills	0.131	03/25/21	9,000	8,996,729
U.S. Treasury Bills	0.172(bb)(k)	03/25/21	4,000	3,998,546

Total U.S. Treasury Obligations (cost $39,967,383)				39,971,466

TOTAL INVESTMENTS 99.4% (cost $46,665,033)				46,669,116
Other assets in excess of liabilities(z) 0.6%				273,114

Net Assets 100.0%				$46,942,230

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
47	Brent Crude	Jan. 2021	$1,783,180	$(177,814)

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Commodity Futures contracts outstanding at October 31, 2020(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
29	Coffee ’C’	Dec. 2020	$1,135,350	$(141,557)
51	Copper	Dec. 2020	3,885,562	151,715
129	Corn	Dec. 2020	2,570,325	362,874
25	Cotton No. 2	Dec. 2020	861,500	66,884
34	Gasoline RBOB	Jan. 2021	1,466,842	(233,931)
36	Gold 100 OZ	Dec. 2020	6,767,640	74,979
29	Hard Red Winter Wheat	Dec. 2020	784,813	161,766
42	Lean Hogs	Dec. 2020	1,101,660	75,600
27	Live Cattle	Dec. 2020	1,169,640	(18,086)
15	LME Nickel	Nov. 2020	1,361,520	58,210
8	LME Nickel	Jan. 2021	727,464	7,373
48	LME PRI Aluminum	Nov. 2020	2,224,200	76,699
33	LME PRI Aluminum	Jan. 2021	1,527,488	32,923
38	LME Zinc	Nov. 2020	2,389,487	110,831
22	LME Zinc	Jan. 2021	1,387,375	49,724
19	Low Sulphur Gas Oil	Jan. 2021	590,425	(85,085)
145	Natural Gas	Jan. 2021	5,030,050	205,982
26	No. 2 Soft Red Winter Wheat	Dec. 2020	778,050	72,603
11	NY Harbor ULSD	Jan. 2021	505,705	(56,854)
25	Silver	Dec. 2020	2,955,750	(576,777)
65	Soybean	Jan. 2021	3,432,812	29,874
50	Soybean Meal	Jan. 2021	1,858,000	73,855
98	Soybean Oil	Jan. 2021	1,967,448	25,000
128	Sugar #11 (World)	Mar. 2021	2,058,650	115,610
57	WTI Crude	Jan. 2021	2,060,550	(331,207)
				131,191
Short Positions:
15	LME Nickel	Nov. 2020	1,361,520	(7,644)
48	LME PRI Aluminum	Nov. 2020	2,224,200	(67,649)
1	LME PRI Aluminum	Jan. 2021	46,288	365
38	LME Zinc	Nov. 2020	2,389,487	(62,713)
				(137,641)
				$(6,450)

(1)    Represents positions held in the Cayman Subsidiary.

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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